Investment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Investment, Net [Abstract]
Schedule of Investment, Net	Investment, net consists of the following:
	As of December 31,
	2023	2024
	US$	US$
Marketable equity securities	5,820	6,029